Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	ZH CPA, LLC
Auditor Firm ID	6413
Auditor Location	Denver, Colorado
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Pinnacle Food Group Limited and its subsidiaries (the Company) as of December 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive income (loss), changes in stockholders’ equity(deficit), and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.